CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 1,094.9	$ 987.1
Cost of sales	942.0	884.9
Gross profit	152.9	102.2
General and administrative expenses	(40.3)	(38.8)
Exploration expenses	(38.4)	(31.7)
Reversal of impairment charges	524.1	0.0
Other income (expenses)	(18.3)	0.8
Earnings from operations	580.0	32.5
Share of net earnings from investments in associates and incorporated joint ventures, net of income taxes	15.0	6.1
Finance costs	(10.9)	(25.2)
Foreign exchange gain (loss)	7.3	(5.2)
Interest income and derivatives and other investment gains	16.7	87.0
Earnings before income taxes	608.1	95.2
Income taxes	(97.6)	(33.4)
Net earnings	510.5	61.8
Net earnings attributable to
Equity holders of IAMGOLD Corporation	501.6	52.6
Non-controlling interests	8.9	9.2
Net earnings	$ 510.5	$ 61.8
Weighted average number of common shares outstanding
Basic (in shares)	463.0	420.8
Diluted (in shares)	467.5	423.9
Earnings per share
Basic (in dollars per share)	$ 1.08	$ 0.13
Diluted (in dollars per share)	$ 1.07	$ 0.12